Long-Duration Insurance Contracts Relating to Life Insurance Operations - Schedule of Minimum Guaranteed Interest Rates (Parenthetical) (Detail) - Fixed Annuity	Sep. 30, 2026	Mar. 31, 2026
Minimum | 0.00% – less than 1.50%
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholder account balance guaranteed minimum credit rating	0.00%	0.00%
Minimum | 1.50% or more
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholder account balance guaranteed minimum credit rating	1.50%	1.50%
Maximum | 0.00% – less than 1.50%
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholder account balance guaranteed minimum credit rating	1.50%	1.50%